INVESTMENT IN JET TALK	12 Months Ended
Dec. 31, 2022
INVESTMENT IN JET TALK:
INVESTMENT IN JET TALK:

NOTE 6 — INVESTMENT IN JET-TALK:

In March 2018 Satixfy UK Limited (the “UK subsidiary”) signed a Joint Venture agreement with ST Electronics (Satcom & Sensor Systems) Pte Ltd (“STE”) according to which STE invested $20 million in the JV while the UK subsidiary had committed to provide to Jet Talk with future development services of a an electronically steerable Panel Antenna Array (“PAA”) and supporting modem, exclusive marketing rights for the commercial aviation market, technical skills, staff expertise, R&D facilities and non-exclusive, royalty-free, world-wide, perpetual, non-transferable, irrevocable license to use and commercially exploit the Company’s intellectual property for the purposes of development, production, sales and marketing of satellite antenna systems.

As part of the Company’s commitment to the future development services to Jet Talk, the Company signed two development agreements to provide an electronically steerable Panel Antenna Array (“PAA”) and supporting modem for a total consideration of $13 million to be provided during 2018 through 2023.

Accordingly, The Joint Venture company, Jet Talk, was incorporated in UK and is 51% held by the UK subsidiary and 49% held by STE. Jet Talk developed the industry’s first Aero In Flight Connectivity (IFC) solution, delivering simultaneous high bit rate Internet and TV channels over current satellites.

Although the Company holds the majority of voting rights (51%), STE in fact participates in significant financial and operational decisions of Jet Talk made during the ordinary course of business including appointing a CEO, directing R&D activities, directing marketing activities while utilizing its East Asia business connections and its control over the Company’s financing activity. In view of the analysis of the relevant activities of the investee and the examination of the Company’s ability to direct these operations, the Company concluded that it has no influence over all of the investee’s most relevant operations and hence the Company has no control over the investee. Consequently, the investment in Jet Talk should be accounted for in accordance with the equity method and assessed under IFRS 28, Investments in Associates and Joint ventures. Condensed financial information of JET-TALK:

	December 31, 2022	December 31, 2021	December 31, 2020
Revenues	—	—	—
Net loss Company share	705	3,722	7,636
Company’s share in the loss of a company accounted by equity method, net	360	1,898	3,895